FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Interest income	$ 11,326,220	$ 18,377,685	$ 25,791,172
Ipiranga purchase warranty restatement	59,648	39,511	47,032
From PIS credit and COFINS	4,256,200	8,986,697
Other financial income	2,797,544	1,556,025	5,557,963
Total	18,439,612	28,959,918	31,396,167
Financial costs
Bond interest	(56,027,866)	(51,829,876)	(53,148,503)
Bank loan interest	(4,532,444)	(7,398,612)	(4,510,379)
Lease interest	(2,817,626)	(3,277,261)	(2,616,945)
Other financial costs	(4,840,477)	(7,908,134)	(5,012,525)
Total	$ (68,218,413)	$ (70,413,883)	$ (65,288,352)